Adoption of IFRS 17 - Schedule of Balance Sheet and Related Adjustments as of IFRS 17 (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Contractual service margin	$ 21,301	$ 17,977
Insurance Contract [Member] | Non-controlling Interests [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Contractual service margin			$ 700
Insurance Contract [Member] | Shareholder Net Income [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Contractual service margin			$ 1,400